UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor
New York, NY 10011

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 426-7040

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments
ARK Genomic Revolution Multi-Sector ETF

November 30, 2016 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Biotechnology - 63.3%
Agios Pharmaceuticals, Inc.*	3,801	$221,256
Alnylam Pharmaceuticals, Inc.*	9,264	406,412
Biogen, Inc.*	1,533	450,809
BioMarin Pharmaceutical, Inc.*	960	82,205
Bluebird Bio, Inc.*	5,842	352,565
Celgene Corp.*	807	95,637
Evogene Ltd. (Israel)*	6,653	37,124
Five Prime Therapeutics, Inc.*	3,200	184,064
Foundation Medicine, Inc.*	29,909	614,630
Incyte Corp.*	2,272	232,403
Inovio Pharmaceuticals, Inc.*	26,721	189,185
Intellia Therapeutics, Inc.*	14,271	224,768
Invitae Corp.*	67,248	461,994
Ionis Pharmaceuticals, Inc.*	6,528	285,665
Juno Therapeutics, Inc.*	15,600	312,780
Kite Pharma, Inc.*	5,503	280,268
Organovo Holdings, Inc.*	49,391	149,161
Regeneron Pharmaceuticals, Inc.*	622	235,887
Seres Therapeutics, Inc.*	21,917	218,951
Syros Pharmaceuticals, Inc.*	3,471	47,136
Total Biotechnology		5,082,900

Health Care Equipment & Supplies - 6.7%
Cerus Corp.*	46,629	243,403
Veracyte, Inc.*	38,641	294,831
Total Health Care Equipment & Supplies		538,234

Health Care Technology - 9.0%
athenahealth, Inc.*	6,651	629,184
Medidata Solutions, Inc.*	1,760	97,205
Total Health Care Technology		726,389

Life Sciences Tools & Services - 20.5%
Compugen Ltd. (Israel)*	69,726	421,842
Illumina, Inc.*	5,888	783,928
Mettler-Toledo International, Inc.*	177	72,928
NanoString Technologies, Inc.*	11,379	250,338
Thermo Fisher Scientific, Inc.	833	116,712
Total Life Sciences Tools & Services		1,645,748

Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp.	419	38,632

Total Common Stocks
(Cost $8,556,814)		8,031,903

MONEY MARKET FUND–0.0%†
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.30% (a)
(Cost $1,128)	1,128	1,128
Total Investments–100.0%
(Cost $8,557,942)		8,033,031
Liabilities in Excess of Other Assets–(0.0)%†		(2,790)
Net Assets–100.0%		$8,030,241

*	Non-income producing security
†	Less than 0.05%
(a)	Rate shown represents annualized 7-day yield as of November 30, 2016.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Industrial Innovation ETF

November 30, 2016 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 5.9%
Aerovironment, Inc.*	18,066	$511,268
Elbit Systems Ltd. (Israel)	2,247	226,947
Orbital ATK, Inc.	2,423	206,754
Total Aerospace & Defense		944,969

Auto Components - 2.4%
Delphi Automotive PLC	6,120	391,680

Automobiles - 12.7%
Tesla Motors, Inc.*	8,554	1,620,127
Toyota Motor Corp. (Japan)(a)	3,507	415,685
Total Automobiles		2,035,812

Biotechnology - 1.5%
Organovo Holdings, Inc.*	81,215	245,269

Chemicals - 1.3%
Albemarle Corp.	2,338	205,230

Electrical Equipment - 3.0%
Allied Motion Technologies, Inc.	5,907	126,292
Rockwell Automation, Inc.	2,627	351,256
Total Electrical Equipment		477,548

Electronic Equipment, Instruments & Components - 4.1%
Flex Ltd.*	11,523	164,088
Trimble, Inc.*	17,349	489,068
Total Electronic Equipment, Instruments & Components		653,156

Health Care Equipment & Supplies - 3.4%
Align Technology, Inc.*	3,964	368,850
Mazor Robotics Ltd. (Israel)*(a)	7,838	183,723
Total Health Care Equipment & Supplies		552,573

Industrial Conglomerates - 2.0%
General Electric Co.	10,660	327,902

Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc.*	971	728,804

Internet Software & Services - 10.3%
2U, Inc.*	15,440	510,446
Alphabet, Inc., Class C*	606	459,372
Baidu, Inc. (China)*(a)	2,528	422,050
Cornerstone OnDemand, Inc.*	7,433	266,919
Total Internet Software & Services		1,658,787

Machinery - 12.7%
ExOne Co. (The)*	35,276	348,174
FANUC Corp. (Japan)(a)	34,471	591,695
Proto Labs, Inc.*	21,271	1,108,219
Total Machinery		2,048,088

Semiconductors & Semiconductor Equipment - 16.6%
NVIDIA Corp.	14,595	1,345,659
QUALCOMM, Inc.	5,057	344,534
Teradyne, Inc.	23,943	583,730
Xilinx, Inc.	7,483	403,932
Total Semiconductors & Semiconductor Equipment		2,677,855

Software - 8.6%
Autodesk, Inc.*	5,810	421,864
Materialise NV (Belgium)*(a)	80,783	655,958
Splunk, Inc.*	5,408	311,609
Total Software		1,389,431

Technology Hardware, Storage & Peripherals - 10.9%
3D Systems Corp.*	21,044	291,460
Nano Dimension Ltd. (Israel)*(a)	10,000	61,100
Stratasys Ltd.*	77,868	1,405,517
Total Technology Hardware, Storage & Peripherals		1,758,077

Total Common Stocks
(Cost $14,563,199)		16,095,181

MONEY MARKET FUND–0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.30% (b)
(Cost $9,067)	9,067	9,067
Total Investments–100.0%
(Cost $14,572,266)		16,104,248
Liabilities in Excess of Other Assets–(0.0)%†		(34)
Net Assets–100.0%		$16,104,214

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of November 30, 2016.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Innovation ETF

November 30, 2016 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–97.5%

Automobiles - 8.8%
Tesla Motors, Inc.*	5,573	$1,055,526

Biotechnology - 16.8%
Alnylam Pharmaceuticals, Inc.*	6,063	265,984
Biogen, Inc.*	207	60,872
Bluebird Bio, Inc.*	3,895	235,063
Foundation Medicine, Inc.*	9,949	204,452
Intellia Therapeutics, Inc.*	10,694	168,431
Invitae Corp.*	57,712	396,481
Juno Therapeutics, Inc.*	10,343	207,377
Kite Pharma, Inc.*	3,745	190,733
Organovo Holdings, Inc.*	47,071	142,154
Seres Therapeutics, Inc.*	15,940	159,241
Total Biotechnology		2,030,788

Consumer Finance - 1.8%
LendingClub Corp.*	37,803	213,965

Health Care Equipment & Supplies - 2.1%
Cerus Corp.*	23,223	121,224
Veracyte, Inc.*	16,925	129,138
Total Health Care Equipment & Supplies		250,362

Health Care Technology - 7.6%
athenahealth, Inc.*	9,657	913,552

Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc.*	759	569,682
Ctrip.com International Ltd. (China)*(a)	2,725	123,252
Netflix, Inc.*	2,378	278,226
Total Internet & Direct Marketing Retail		971,160

Internet Software & Services - 14.8%
2U, Inc.*	3,662	121,066
Alibaba Group Holding Ltd. (China)*(a)	1,456	136,893
Alphabet, Inc., Class C*	294	222,864
Baidu, Inc. (China)*(a)	1,178	196,667
Facebook, Inc., Class A*	3,053	361,536
Hortonworks, Inc.*	37,212	338,257
Tencent Holdings Ltd. (China)(a)	5,081	126,720
Twitter, Inc.*	15,442	285,523
Total Internet Software & Services		1,789,526

IT Services - 2.3%
PayPal Holdings, Inc.*	3,285	129,035
Square, Inc., Class A*	11,682	151,165
Total IT Services		280,200

Life Sciences Tools & Services - 9.3%
Compugen Ltd. (Israel)*	25,414	153,755
Illumina, Inc.*	6,135	816,814
NanoString Technologies, Inc.*	6,834	150,348
Total Life Sciences Tools & Services		1,120,917

Machinery - 4.0%
ExOne Co. (The)*	17,908	176,752
Proto Labs, Inc.*	5,873	305,983
Total Machinery		482,735

Semiconductors & Semiconductor Equipment - 3.7%
NVIDIA Corp.	3,510	323,622
Teradyne, Inc.	5,248	127,946
Total Semiconductors & Semiconductor Equipment		451,568

Software - 8.7%
Materialise NV (Belgium)*(a)	26,795	217,575
Nintendo Co. Ltd. (Japan)(a)	7,297	224,967
Red Hat, Inc.*	1,808	143,031
salesforce.com, Inc.*	3,256	234,432
Splunk, Inc.*	4,029	232,151
Total Software		1,052,156

Technology Hardware, Storage & Peripherals - 8.2%
3D Systems Corp.*	8,900	123,265
Stratasys Ltd.*	47,671	860,462
Total Technology Hardware, Storage & Peripherals		983,727

Thrifts & Mortgage Finance - 1.3%
LendingTree, Inc.*	1,464	153,427

Total Common Stocks
(Cost $11,278,550)		11,749,609

UNIT TRUST–2.6%

Financials - 2.6%
Bitcoin Investment Trust*
(Cost $160,429)	3,186	313,821

MONEY MARKET FUND–0.0%†
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.30% (b)
(Cost $2,902)	2,902	2,902
Total Investments–100.1%
(Cost $11,441,881)		12,066,332
Liabilities in Excess of Other Assets–(0.1)%		(6,579)
Net Assets–100.0%		$12,059,753

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of November 30, 2016.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Web x.0 ETF

November 30, 2016 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–97.3%

Automobiles - 4.6%
Tesla Motors, Inc.*	4,015	$760,441

Capital Markets - 1.2%
Charles Schwab Corp. (The)	5,183	200,375

Consumer Finance - 1.9%
LendingClub Corp.*	56,313	318,732

Health Care Technology - 8.8%
athenahealth, Inc.*	12,659	1,197,541
Medidata Solutions, Inc.*	4,476	247,210
Total Health Care Technology		1,444,751

Internet & Direct Marketing Retail - 16.3%
Amazon.com, Inc.*	1,605	1,204,665
Ctrip.com International Ltd. (China)*(a)	10,383	469,623
Netflix, Inc.*	8,572	1,002,924
Total Internet & Direct Marketing Retail		2,677,212

Internet Software & Services - 33.4%
2U, Inc.*	23,684	782,993
Akamai Technologies, Inc.*	4,765	317,825
Alibaba Group Holding Ltd. (China)*(a)	5,968	561,111
Alphabet, Inc., Class C*	725	549,579
Baidu, Inc. (China)*(a)	2,293	382,816
Box, Inc., Class A*	11,835	180,129
Facebook, Inc., Class A*	5,537	655,692
Hortonworks, Inc.*	80,294	729,872
MercadoLibre, Inc. (Argentina)	2,435	384,292
Tencent Holdings Ltd. (China)(a)	17,140	427,472
Twilio, Inc., Class A*	4,677	158,644
Twitter, Inc.*	18,870	348,906
Total Internet Software & Services		5,479,331

IT Services - 3.4%
PayPal Holdings, Inc.*	3,797	149,146
Square, Inc., Class A*	31,476	407,300
Total IT Services		556,446

Semiconductors & Semiconductor Equipment - 7.3%
Ambarella, Inc.*	1,453	89,388
Mellanox Technologies Ltd. (Israel)*	3,813	158,049
NVIDIA Corp.	8,835	814,587
QUALCOMM, Inc.	1,875	127,744
Total Semiconductors & Semiconductor Equipment		1,189,768

Software - 16.0%
Adobe Systems, Inc.*	769	79,061
HubSpot, Inc.*	6,783	380,526
Nintendo Co. Ltd. (Japan)(a)	12,707	391,757
Red Hat, Inc.*	4,409	348,796
salesforce.com, Inc.*	5,940	427,680
ServiceNow, Inc.*	4,736	393,798
Splunk, Inc.*	10,539	607,257
Total Software		2,628,875

Textiles, Apparel & Luxury Goods - 1.2%
Under Armour, Inc., Class C*	7,562	194,948

Thrifts & Mortgage Finance - 1.4%
LendingTree, Inc.*	2,247	235,486

Wireless Telecommunication Services - 1.8%
Softbank Group Corp. (Japan)(a)	9,961	298,332

Total Common Stocks
(Cost $13,325,317)		15,984,697

UNIT TRUST–2.7%

Financials - 2.7%
Bitcoin Investment Trust*
(Cost $164,388)	4,473	440,590

MONEY MARKET FUND–0.0%†
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.30% (b)
(Cost $5,186)	5,186	5,186
Total Investments–100.0%
(Cost $13,494,891)		16,430,473
Liabilities in Excess of Other Assets–(0.0)%†		(7,423)
Net Assets–100.0%		$16,423,050

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of November 30, 2016.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
The 3D Printing ETF

November 30, 2016 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.7%

Aerospace & Defense - 0.2%
Arconic, Inc.	1,276	$24,601

Air Freight & Logistics - 2.3%
United Parcel Service, Inc., Class B	2,345	271,832

Biotechnology - 6.4%
Organovo Holdings, Inc.*	246,881	745,581

Chemicals - 0.9%
Eastman Chemical Co.	322	24,189
Koninklijke DSM N.V. (Netherlands)	323	19,588
PolyOne Corp.	695	22,914
Praxair, Inc.	180	21,654
Toray Industries, Inc. (Japan)	2,574	20,910
Total Chemicals		109,255

Electrical Equipment - 1.3%
AMETEK, Inc.	3,272	154,929

Electronic Equipment, Instruments & Components - 7.7%
FARO Technologies, Inc.*	4,390	159,796
Hexagon AB, Class B (Sweden)	3,470	122,918
Renishaw PLC (United Kingdom)	7,732	239,923
Trimble, Inc.*	13,457	379,353
Total Electronic Equipment, Instruments & Components		901,990

Health Care Equipment & Supplies - 11.0%
Align Technology, Inc.*	1,622	150,927
ConforMIS, Inc.*	44,922	403,400
K2M Group Holdings, Inc.*	38,740	728,312
Total Health Care Equipment & Supplies		1,282,639

Industrial Conglomerates - 2.3%
General Electric Co.	8,769	269,734

Machinery - 18.2%
ExOne Co. (The)*	59,680	589,042
Fenner PLC (United Kingdom)	8,100	24,754
Groupe Gorge (France)*	32,670	698,046
Proto Labs, Inc.*	4,715	245,651
Sandvik AB (Sweden)	1,924	22,781
voxeljet AG (Germany)*(a)	154,626	553,561
Total Machinery		2,133,835

Metals & Mining - 0.4%
Allegheny Technologies, Inc.	1,216	21,329
Carpenter Technology Corp.	552	19,745
Total Metals & Mining		41,074

Professional Services - 2.2%
Bertrandt AG (Germany)	2,436	255,727

Semiconductors & Semiconductor Equipment - 2.9%
Ultra Clean Holdings, Inc.*	33,737	338,719

Software - 24.8%
ANSYS, Inc.*	4,353	409,313
Autodesk, Inc.*	5,581	405,237
Dassault Systemes (France)	4,735	361,424
Exa Corp.*	28,083	416,471
Mentor Graphics Corp.	13,878	507,241
Microsoft Corp.	6,466	389,641
PTC, Inc.*	8,571	417,493
Total Software		2,906,820

Technology Hardware, Storage & Peripherals - 19.1%
3D Systems Corp.*	53,091	735,310
Eastman Kodak Co.*	1,490	22,573
HP Inc.	52,704	811,642
Stratasys Ltd.*	36,617	660,937
Total Technology Hardware, Storage & Peripherals		2,230,462

Total Common Stocks
(Cost $11,989,520)		11,667,198

MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.30% (b)
(Cost $33,886)	33,886	33,886
Total Investments–100.0%
(Cost $12,023,406)		11,701,084
Liabilities in Excess of Other Assets–(0.0)%†		(4,071)
Net Assets–100.0%		$11,697,013

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of November 30, 2016.

See accompanying Notes to Quarterly Schedule of Investments.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

November 30, 2016

(Unaudited)

1. Organization

ARK ETF Trust (‘‘Trust’’) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (‘‘1940 Act’’). The Trust was organized as a Delaware statutory trust on June 7, 2013. As of November 30, 2016, the Trust consisted of six (6) investment portfolios, five (5) of which are operational: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF, ARK Web x.0 ETF, and The 3D Printing ETF (each, a ‘‘Fund’’ and collectively, ‘‘Funds’’). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The 3D Printing ETF commenced operations on July 18, 2016.

2. Significant Accounting Policies

These Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’). GAAP requires disclosure of the valuation techniques and inputs used to value investments. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification ("ASC") Topic 946, ‘‘Financial Services — Investment Companies’’. The following summarizes the investment valuation policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security's market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC ("Adviser") in accordance with the Trust's valuation policies and procedures that were approved by the Board of Trustees of the Trust ("Board"). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

Fair Value Measurement

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

November 30, 2016

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of November 30, 2016, for each Fund based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$8,031,903	$–	$–	$8,031,903
Money Market Fund	1,128	–	–	1,128
Total	$8,033,031	$–	$–	$8,033,031

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$16,095,181	$–	$–	$16,095,181
Money Market Fund	9,067	–	–	9,067
Total	$16,104,248	$–	$–	$16,104,248

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$11,749,609	$–	$–	$11,749,609
Unit Trust*	313,821	–	–	313,821
Money Market Fund	2,902	–	–	2,902
Total	$12,066,332	$–	$–	$12,066,332

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$15,984,697	$–	$–	$15,984,697
Unit Trust*	440,590	–	–	440,590
Money Market Fund	5,186	–	–	5,186
Total	$16,430,473	$–	$–	$16,430,473

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$11,667,198	$–	$–	$11,667,198
Money Market Fund	33,886	–	–	33,886
Total	$11,701,084	$–	$–	$11,701,084

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in a Fund as of November 30, 2016.

The Funds’ policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended November 30, 2016.

3. Federal Income Tax

At November 30, 2016, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution Multi-Sector ETF	$8,749,401	$545,352	$(1,261,722)	$(716,370)
ARK Industrial Innovation ETF	14,990,929	2,850,134	(1,736,815)	1,113,319
ARK Innovation ETF	11,869,551	1,454,829	(1,258,048)	196,781
ARK Web x.0 ETF	13,584,014	3,519,380	(672,921)	2,846,459
The 3D Printing ETF	12,023,406	569,189	(891,511)	(322,322)

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

November 30, 2016

(Unaudited)

4. Investment Concentration

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The 3D Printing ETF may invest 25% or more of the value of its net assets in securities of issuers in any one industry or group of industries if the index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.

As of November 30, 2016, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Web x.0 ETF had more than 25% of its assets invested in the Internet software & services industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Item 2. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-Q, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	1/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	1/23/2017

By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)

Date	1/23/2017

* Print the name and title of each signing officer under his or her signature.